FAIR VALUE OF INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE OF INVESTMENTS	FAIR VALUE OF INVESTMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Plan has no investments categorized as Level 2 or Level 3. The three levels of the fair value hierarchy are described as follows:
•Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access;
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
–quoted prices for similar assets or liabilities in active markets;
–quoted prices for identical or similar assets or liabilities in inactive markets;
–inputs other than quoted prices that are observable for the asset or liability;
–inputs that are derived principally from or corroborated by observable market data by correlation or other means.
    If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair market value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Below are descriptions of the valuation methodologies used for assets measured at fair value:
•Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded;
•Self-Directed Brokerage Accounts: Investments held in participant self-directed accounts are typically market-traded securities. As such, the statement value will be the price of the security’s last trade registered on the security’s market of record on the reporting date;
•Fortis Inc. Common Stock: Valued at the closing market price reported on the New York Stock Exchange. The Fortis Inc. common stock fund is comprised of shares of Fortis Inc. common stock as well as cash and cash equivalents to facilitate execution of daily transactions; and
•Common/Collective Trusts: Valued at the NAV of units of the bank collective trusts. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trusts, the issuer reserves the right to temporarily delay withdrawal for up to 12 months from the trusts in order to ensure that securities liquidations will be carried out in an orderly business manner.
The following tables set forth the Plan's assets by level within the fair value hierarchy. Investments valued based on the NAV as a practical expedient are excluded from the fair value hierarchy:

	Level 1	NAV	Total
(in thousands)	December 31, 2025
Mutual Funds	$400,276	$—	$400,276
Self-Directed Brokerage Accounts	33,752	—	33,752
Fortis Inc. Common Stock	3,056	—	3,056
Common/Collective Trusts	—	159,661	159,661
Total Investments at Fair Value	$437,084	$159,661	$596,745

	December 31, 2024
Mutual Funds	$473,687	$—	$473,687
Self-Directed Brokerage Accounts	26,146	—	26,146
Fortis Inc. Common Stock	1,870	—	1,870
Common/Collective Trust	—	7,453	7,453
Total Investments at Fair Value	$501,703	$7,453	$509,156